UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21630

                                           Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lizabeth R. Boeckmann

President and Principal Executive Officer

Alpha Core Strategies Fund

50 South LaSalle Street

                                 Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 630-6000

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2020

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ALPHA CORE STRATEGIES FUND

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

5	STATEMENT OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

7	STATEMENT OF CASH FLOWS

8	FINANCIAL HIGHLIGHTS

9	NOTES TO THE FINANCIAL STATEMENTS

14	FOR MORE INFORMATION

NOT FDIC INSURED
May lose value/No bank guarantee

SEMIANNUAL REPORT 1 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2020 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $490,607,000)	$572,268,000
Cash and cash equivalents	3,981,000
Deposits on pending investments in Sub-Funds	3,900,000
Receivable for investments in Sub-Funds sold	52,965,000
Prepaid and other assets	172,000
Total Assets	633,286,000

LIABILITIES:
Capital subscriptions received in advance	1,000,000
Payable for fund units redeemed	12,568,000
Payable to affiliate:
Investment management fees	1,569,000
Trustees fees and expenses	1,000
Other accrued liabilities	312,000
Total Liabilities	15,450,000

Net Assets	$617,836,000

ANALYSIS OF NET ASSETS:
Net Capital	$367,617,000
Distributable earnings	250,219,000
Net Assets	$617,836,000

Units Outstanding (unlimited authorization)	32,925,000
Net Asset Value, Per Unit	$18.76

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND 2 SEMIANNUAL REPORT

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2020 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 92.6%
Credit/Distressed – 20.1% (Cost $107,774,000)
140 Summer Partners Onshore LP	$21,625,000
Antara Capital Onshore Fund LP	23,340,000
Diameter Onshore Fund LP	31,662,000
Lodbrok European Credit Opportunities Fund Limited	13,875,000
Nut Tree Offshore Fund, Ltd.	31,894,000
Wasserstein Debt Opportunities Fund, LP*	2,043,000

124,439,000

Global Macro – 7.3% (Cost $42,150,000)
Autonomy Global Macro Fund, L.P. Institutional Series	11,299,000
Gemsstock Fund	15,862,000
Maniyar Macro Fund L.P.	18,225,000

45,386,000

Non-U.S. Equity Hedge – 14.9% (Cost $74,567,000)
Anatole Partners Ltd.	22,203,000
BlackRock Emerging Frontiers Fund Ltd	16,740,000
Indus Pacific Opportunities Distribution Holding Company, Ltd.*	594,000
TIG Zebedee Core Fund Limited	19,281,000
Tower House Fund Limited	17,027,000
Yiheng Capital Partners, L.P.	16,202,000

92,047,000

Opportunistic – 3.3% (Cost $21,607,000)
Bellus Ventures II LP	6,691,000
DCOIV Onshore Fund I LP	379,000
FourWorld Special Opportunities Fund, LLC Class B	194,000
FourWorld Special Opportunities Fund, LLC Class J	1,640,000
FourWorld Special Opportunities Fund, LLC Class S	3,086,000
Muirfield GSE Partners, LP	4,262,000
X2 Opportunistic Debt Fund, LLC	4,115,000

20,367,000

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 92.6% continued
Relative Value Multi-Strategy – 20.5% (Cost $115,984,000)
AG Mortgage Value Partners, L.P.		$23,244,000
Frere Hall Fund		16,760,000
Mariner Partners LP		21,183,000
Old Orchard Credit Fund, Ltd.		25,451,000
Opti Opportunity Fund, LP		18,903,000
Varadero Partners, L.P.		20,951,000

		126,492,000

Sector Hedge – 9.2% (Cost $44,288,000)
Asturias Fund LP		20,699,000
Avidity Capital Fund, LP		19,453,000
Camber Capital Fund L.P.		16,436,000

		56,588,000

Special Situations – 7.5% (Cost $34,505,000)
HG Vora Special Opportunities Fund LP		28,664,000
Pentwater Merger Arbitrage Fund Ltd.		11,955,000
Sand Grove Opportunities Fund Ltd		5,949,000

		46,568,000

U.S. Equity Hedge – 9.8% (Cost $49,732,000)
BBCM Offshore Fund Ltd.		21,165,000
Stamina Partners LP		20,425,000
TPG Public Equity Partners-A, L.P. Class A		17,137,000
TPG Public Equity Partners-A, L.P. Class B		1,654,000

		60,381,000

Total Investments In Sub-Funds (Cost $490,607,000)		$572,268,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.7%
Goldman Sachs Financial Square Government Fund Institutional Shares 0.00%(1)	3,981,000	$3,981,000

Total Cash Equivalent (Cost $3,981,000)		$3,981,000

TOTAL INVESTMENTS – 93.3% (Cost $494,588,000)		$576,249,000

Other Assets less Liabilities – 6.7%		41,587,000
NET ASSETS - 100.0%		$617,836,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT 3 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

(1)	7-day simple yield as of September 30, 2020 is disclosed.
*

During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 1.79% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At September 30, 2020, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	20.1%
Global Macro	7.3
Non-U.S. Equity Hedge	14.9
Opportunistic	3.3
Relative Value Multi-Strategy	20.5
Sector Hedge	9.2
Special Situations	7.5
U.S. Equity Hedge	9.8
Cash Equivalent and Other Assets less Liabilities	7.4

Total	100.0%

At September 30, 2020, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands - 35.4%	$178,939,000	$218,756,000
United States - 57.2%	311,668,000	353,512,000

Total	$490,607,000	$572,268,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Goldman Sachs Financial Square Government Fund, an open-end investment company, is valued at its net asset value. All other Sub-Funds were valued at fair value, considering the net asset value per share (or its equivalent) provided to the Fund by the Sub-Fund as a practical expedient for fair value, and have not been classified in the fair value hierarchy. See Note 7 in the Notes to the Financial Statements for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of September 30, 2020.

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND 4 SEMIANNUAL REPORT

ALPHA CORE STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Rounded to thousands
INVESTMENT INCOME:
Dividend income	$13,000
Total Investment Income	13,000

EXPENSES:
Investment management fees	3,085,000
Administration fees and expenses	148,000
Custody and accounting fees	62,000
Registration fees	5,000
Audit and tax fees	60,000
Insurance	90,000
Legal fees	138,000
Printing	11,000
Trustee fees and expenses	142,000
Commitment fees	135,000
Interest expense	61,000
Other	6,000
Total Expenses	3,943,000

Net Investment Loss	(3,930,000)

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	32,029,000
Net change in unrealized appreciation on investments	46,302,000
Net Gain on Investments	78,331,000

Net Increase in Net Assets Resulting from Operations	$74,401,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT 5 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2020
OPERATIONS:
Net investment loss	$(3,930,000)	$(8,904,000)
Net realized gain on investments	32,029,000	25,078,000
Net change in unrealized appreciation (depreciation) on investments	46,302,000	(43,277,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,401,000	(27,103,000)

UNIT TRANSACTIONS:
Capital Subscriptions (290,000 and 1,042,000 Units, respectively)	5,250,000	18,686,000
Capital Redemptions (2,366,000 and 10,280,000 Units, respectively)	(43,632,000)	(178,160,000)
Net Decrease in Net Assets Resulting from Capital Transactions	(38,382,000)	(159,474,000)

Total Increase (Decrease) in Net Assets	36,019,000	(186,577,000)
NET ASSETS:
Beginning of Period (35,001,000 Units)	581,817,000	768,394,000
End of Period (32,925,000 Units)	$617,836,000	$581,817,000

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND 6 SEMIANNUAL REPORT

ALPHA CORE STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

(Rounded to thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$74,401,000
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchases of Sub-Funds	(95,355,000)
Proceeds from disposition of Sub-Funds	164,075,000
Net realized gain on investments	(32,029,000)
Net change in unrealized appreciation on investments	(46,302,000)
Changes in operating assets and liabilities:
Decrease in receivable for dividends	25,000
Increase in prepaid and other assets	(52,000)
Decrease in investment management fees payable	(200,000)
Increase in trustees fees and expenses payable	1,000
Decrease in other accrued liabilities	(278,000)
Net cash flow provided by operating activities	64,286,000

CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	6,250,000
Capital redemptions	(106,740,000)
Borrowings on line of credit	82,100,000
Repayments on line of credit	(82,100,000)
Net cash flow used in financing activities	(100,490,000)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(36,204,000)
Cash and Cash Equivalents–Beginning of Period	40,185,000
Cash and Cash Equivalents–End of Period	$3,981,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$61,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT 7 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)	YEAR ENDED MARCH 31, 2020	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016
Net Asset Value, Beginning of Period	$16.62	$17.37	$17.70	$17.07	$15.54	$16.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.12)	(0.21)	(0.22)	(0.22)	(0.21)	(0.21)
Net realized and change in unrealized gains (losses)	2.26	(0.54)	(0.11)	0.85	1.74	(0.50)
Total from Investment Operations	2.14	(0.75)	(0.33)	0.63	1.53	(0.71)

Net Asset Value, End of Period	$18.76	$16.62	$17.37	$17.70	$17.07	$15.54

Total Return(2)	12.88%	(4.32)%	(1.86)%	3.69%	9.85%	(4.37)%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$617,836,000	$581,817,000	$768,394,000	$886,008,000	$840,739,000	$718,274,000
Ratio to average net assets of:(3)
Expenses, net of waivers and reimbursements(4), (5), (6)	1.28%	1.28%	1.29%	1.28%	1.26%	1.30%
Expenses, before waivers and reimbursements(5), (6)	1.28%	1.28%	1.29%	1.28%	1.26%	1.30%
Net investment loss, net of waivers and reimbursements(4)	(1.27)%	(1.22)%	(1.27)%	(1.27)%	(1.26)%	(1.30)%
Net investment loss, before waivers and reimbursements	(1.27)%	(1.22)%	(1.27)%	(1.27)%	(1.26)%	(1.30)%
Portfolio Turnover Rate(7)	15.19%	16.99%	30.46%	40.20%	17.02%	11.65%

(1)	Per unit information is calculated using the average units outstanding method.
(2)

Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. An investor’s return may vary from these returns based on the timing of capital transactions. Total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $4,000, $17,000, $10,000 and $7,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

(5)

The expense ratios include interest expense of approximately $61,000, $15,000, $259,000, $245,000, $28,000 and $39,000 which represent approximately 0.02, 0.00, 0.03, 0.03, 0.00 and 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(6)

The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.

(7)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND 8 SEMIANNUAL REPORT

ALPHA CORE STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2020 (UNAUDITED)

1. ORGANIZATION

Alpha Core Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Fund’s investment objective is to achieve attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. investors may invest directly in the Fund. U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Alpha Core Strategies Feeder Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such terms are defined in Regulation D under the Securities Act of 1933, as amended and Section 2(a)(51) of the 1940 Act, respectively) or (2) Alpha Core Strategies Feeder Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

50 South Capital Advisors, LLC (“50 South”) serves as the Fund’s investment manager. 50 South is a wholly owned direct subsidiary of Northern Trust Corporation (“NTC”), and is registered with the U.S. Securities and Exchange Commission as an investment adviser.

The Bank of New York Mellon (“BNYM”) is the Fund’s fund accountant, transfer agent, administrator and custodian.

Northern Trust Securities, Inc. (“NTSI”), a subsidiary of NTC, serves as the placement agent for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by 50 South, pursuant to delegation from the Board of Trustees of the Fund (the “Board”). The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the 50 South Pricing Committee for the Funds (the “Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from 50 South and Northern Trust Investments, Inc., (“NTI”) as recommended to, and approved by, the Board.

In determining the month-end fair value of each investment in a Sub-Fund, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund provided to the Fund by the Sub-Fund, or its equivalent, such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor), through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

50 South continually monitors markets and the investment managers of the Sub-Funds. 50 South is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The Fund’s cash equivalent investment, which is comprised of an investment in Goldman Sachs Financial Square Government Fund, an open-end investment company, is valued at its NAV.

SEMIANNUAL REPORT 9 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any income and capital gain distributions.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is generally responsible for paying the operating expenses of the Feeder Funds.

The Fund is also responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year, and incentive fees range between 10% and 35% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates, and has elected to be treated, as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2020, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT

MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, 50 South is entitled to receive a 1.00% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each month. 50 South has agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.50% per annum of the Fund’s NAV. Pursuant to the expense limitation agreement, amounts reimbursed by 50 South are subject to possible recoupment from the Fund in the fiscal year after the year in which such amount was reimbursed if such recoupment can be achieved without exceeding the applicable cap. There was no reimbursement of expenses for the six months ended September 30, 2020, as expenses described above did not exceed the threshold. Furthermore, for the six months ended September 30, 2020, no amounts reimbursed in the prior fiscal year were recouped from the Fund.

The Fund, along with other affiliated investment companies (the “Funds”), entered into an administration agreement with BNYM for certain administrative services, including transfer agent services. Pursuant to the administration agreement with the Funds, BNYM, as administrator and transfer agent, is entitled to receive a 0.045% per annum fee of the aggregate Funds’ NAV up to $1 billion and 0.040% per annum of the aggregate Funds’ NAV in excess of $1 billion (with an annual minimum fee of $300,000), payable monthly in arrears, calculated as of the last business day of each month.

The Fund also entered into a custody agreement with BNYM. Pursuant to the custody agreement with the Fund, BNYM receives an annual fee based on the amount of assets under custody plus transaction charges.

50 South has agreed to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s NAV. Pursuant to the expense limitation agreement, amounts reimbursed by 50 South are subject to possible recoupment from the Fund in the fiscal year after the year in which such amount was reimbursed if such recoupment can be achieved without exceeding the applicable cap. There was no reimbursement of expenses for the six months ended September 30, 2020, as expenses described above did not exceed the threshold. Furthermore, for the six months ended September 30, 2020, no amounts reimbursed in the prior fiscal year were recouped from the Fund.

NTSI may solicit subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund does not pay a placement fee to NTSI and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2020, 50 South’s investment in the Fund was approximately $19,000 (less than 1% of net assets).

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are Accredited Investors. Common Units are offered monthly. The minimum subscription per investor is $50,000, subject to waiver or modification by 50 South in its sole discretion. Subscriptions are payable in full at the time an investor returns a completed subscription agreement, which must be at least three business days before the month-end valuation. The NAV of the Fund is equal to the estimated value of its total assets, minus the estimated sum of

ALPHA CORE STRATEGIES FUND 10 SEMIANNUAL REPORT

ALPHA CORE STRATEGIES FUND

SEPTEMBER 30, 2020 (UNAUDITED)

its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $20,000. Should a Common Unitholder choose to tender their units, such tender must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within approximately 20 business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2020.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $91,455,000 and proceeds from sales of Sub-Funds of $171,121,000 (excluding short-term investments) for the six months ended September 30, 2020.

At September 30, 2020, the estimated cost of investments for federal income tax purposes was $490,607,000. At September 30, 2020, accumulated net unrealized appreciation (depreciation) on investments was $81,661,000 consisting of $91,134,000 gross unrealized appreciation and $9,473,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

7. RISK FACTORS

The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls”, issuance of debt securities, swaps, forward purchases, other off-Statement of Assets and Liabilities derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of

Sub-Fund assets at times and prices which could be disadvantageous to the Sub-Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Sub-Fund.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as “COVID-19” was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 and concern about its spread has resulted in severe disruptions to global financial markets, border closings, restrictions on travel and gatherings of any measurable amount of people, “shelter in place” orders (or the equivalent) for states, cities, metropolitan areas and countries, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, severely impacted customer and client activity in virtually all markets and sectors, and a virtual cessation of normal economic activity. Markets have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the pandemic spread of COVID-19 and by price competition among key oil-producing countries. Recently, global oil prices have declined significantly and experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil has slowed and oil storage facilities reach their storage capacities. These events contributed to severe market volatility which has adversely impacted the net asset values of certain Sub-Funds and reduced liquidity and heightened volatility in the performance of the Sub-Fund’s portfolio investments. Adverse or volatile market conditions may result in difficulties for Sub-Funds raising new capital and increased redemptions from Sub-Funds, which could result in Sub-Funds gating redemptions. Adverse or volatile market conditions may also make it difficult for Sub-Funds, or the Fund, to maintain, extend or refinance existing borrowing facilities and any failure to do so could have a material adverse effect on the Fund.

The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID-19, as well as various social, political and psychological tensions in the U.S. (and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the U.S. and worldwide. The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely impact investments in Sub-Fund portfolios, Sub-Funds and the Fund. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Fund cannot predict the effects of these or similar events in the future on the U.S. economy and

SEMIANNUAL REPORT 11 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

securities markets. 50 South intends to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

FASB ASC Topic 820, Fair Value Measurement, requires disclosure to assist in understanding the nature and risk of investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
Credit/ Distressed (a)	$124	$—	Not Eligible, Quarterly	60-90 Days
Global Macro (b)	45	—	Monthly, Quarterly	30-60 Days
Non-U.S. Equity Hedge (c)	92	—	Not Eligible, Monthly, Quarterly	30-90 Days
Opportunistic (d)	20	—	Not Eligible, Quarterly	45-90 Days
Relative Value Multi-Strategy (e)	127	—	Monthly, Quarterly	30-90 Days
Sector Hedge (c)	57	—	Quarterly	60-90 Days
Special Situations (a)	47	—	Monthly, Quarterly	90-92 Days
U.S. Equity Hedge (c)	60	—	Quarterly	60 Days

	$572	$—

(a)

Event Driven – The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Credit/Distressed and Special Situations. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 91.81% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates range from nine months to twelve months and do not allow for full redemptions. For one investment representing approximately 1.19% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

(b)

Global Macro – The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. One investment representing approximately 24.90% of the fair value of investments in this category cannot be immediately redeemed because the investment includes investor-level gate restrictions. The gate is for eleven months and does not allow for full redemptions.

(c)	Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 10.92% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates range from six months to twelve months and do not allow for full redemptions. Investments representing approximately 10.80% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the twelve months after acquisition. The remaining initial investment restriction period for these investments is approximately four months to seven months at September 30, 2020. For one investment representing approximately 0.28% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

(d)

Opportunistic – The managers in this category seek to produce differentiated return streams often with lower fees by offering access to specific trades, based on high conviction ideas, directly to investors. The specific trades that could fall under any of the other vehicles may offer more frequent liquidity. Sub-strategies in this category include Opportunistic. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. For four investments representing approximately 44.36% of the fair value of investments in this category, no redemptions are currently permitted. The manager returns capital after realization of the investments.

(e)

Relative Value – The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Relative Value Multi-Strategy. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. One investment representing approximately 16.56% of the fair value of investments in this category cannot be immediately redeemed because the investment includes investor-level gate restrictions. The gate is for twelve months and does not allow for full redemptions. One investment representing approximately 16.75% of the fair value of investments in this category cannot be immediately redeemed because the investment includes restrictions that do not allow for full redemptions within the twelve months after acquisition. The remaining initial investment restriction period for this investment is approximately seven months to nine months at September 30, 2020.

8. BOARD OF TRUSTEES

At September 30, 2020, there were four members of the Board, three of whom were not “interested persons” of the Fund, as defined in the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $52,500 and each Independent Trustee who serves as a committee chair receives an additional annual retainer of $10,000, and the Board chair receives an additional annual retainer of $25,000. In addition, for each special in-person meeting of the Board or committee held outside the regular quarterly meetings, the Chairman receives $2,000 and the other members receive $1,500

ALPHA CORE STRATEGIES FUND 12 SEMIANNUAL REPORT

ALPHA CORE STRATEGIES FUND

SEPTEMBER 30, 2020 (UNAUDITED)

and for each special telephonic meeting of the Board or committee held outside the regular quarterly meetings, the Chairman receives $1,500 and the other members receive $1,000.

The Fund reimburses the Independent Trustees of the Fund for all reasonable out-of-pocket expenses they incur in performing their duties.

9. BANK BORROWINGS

On March 20, 2020, the Fund renewed its $50,000,000 revolving bank credit agreement (“the Agreement”) administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the one month London Interbank Offered Rate (“LIBOR”) on the date of the borrowing. In addition, there is an annual commitment fee of 0.60% on the unused portion of the credit line under the Agreement, payable quarterly in arrears. The Agreement is set to expire on March 19, 2021 unless renewed.

As of September 30, 2020, the Fund did not have any borrowings outstanding under the Agreement.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2020 on the borrowings were $10,115,000 and 1.95%, respectively.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

SEMIANNUAL REPORT 13 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s web site at sec.gov.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

ALPHA CORE STRATEGIES FUND 14 SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act were sent or delivered during the period covered by this report by or on behalf of the registrant.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Core Strategies Fund

By (Signature and Title)*	/s/ Lizabeth R. Boeckmann
Lizabeth R. Boeckmann, President (Principal Executive Officer)

Date	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lizabeth R. Boeckmann
Lizabeth R. Boeckmann, President (Principal Executive Officer)

Date	December 4, 2020

By (Signature and Title)*	/s/ Jeffrey R. Buth
Jeffrey R. Buth, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	December 4, 2020

* Print the name and title of each signing officer under his or her signature.